Income Taxes (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Deferred income taxes relating to intercompany profits	¥ 7,786	¥ 7,483
Income tax deferred	303	1,362	(5,672)
Tax loss carry forwards	8,332
Income tax payable		4,534	6,500
Deferred tax assets, net	66,391	67,466
Tax refund		2,807	4,647
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Minimum [Member]
Tax loss carry forward expiration	2012
Maximum [Member]
Tax loss carry forward expiration	2018
ASC 740 [Member]
Deferred tax assets, net	¥ 58,605	¥ 59,983